Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings per share [Abstract]
Profit (loss) from continuing operations		€ (1,618)	[1]	€ 612	[2]	€ 999	[1]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	[2]	(1,622)		608		991
Profit (loss) from continuing operations attributable to non-controlling interests	[2]	3		4		8
Profit (loss) from discontinued operations		13	[1]	2,711	[1]	196	[2]
Income from discontinued operations attributable to owners of parent	[2]	13		2,711		196
Profit (loss)		(1,605)	[2]	3,323	[1]	1,195	[1]
Profit (loss), attributable to owners of parent	[2]	(1,608)		3,319		1,187
Profit (loss), attributable to non-controlling interests	[2]	€ 3		€ 4		€ 8
Weighted average number of ordinary shares used in calculating basic earnings per share	[2]	881,615,862		904,271,675		907,721,150
Incremental shares from assumed conversions of options	[2]	25,506		387,125		757,622
Incremental shares from assumed conversions of performance shares	[2]	1,147,790		2,548,891		5,561,501
Incremental shares from assumed conversions of restricted share rights	[2]	1,986,538		2,376,736		2,584,728
Incremental shares from assumed conversions of forward contracts	[2]	17,611,920		70,329
Dilutive potential common shares	[2],[3]	20,771,753		5,383,080		8,903,851
Diluted weighted average number of shares (after deduction of treasury shares) during the year	[2]	881,615,862		909,654,754		916,625,001
Basic earnings (loss) per share from continuing operations attributable to shareholders	[2]	€ (1.84)		€ 0.67		€ 1.09
Basic earnings (loss) per share from discontinued operations	[2]	0.02		3		0.22
Basic earnings (loss) per share	[2]	(1.82)		3.67		1.31
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[2],[3]	(1.84)		0.67		1.08
Diluted earnings (loss) per share from discontinued operations	[2],[3]	0.02		2.98		0.21
Diluted earnings (loss) per share	[2],[3]	(1.82)		3.65		1.29
Dividends paid, ordinary shares per share	[2]	€ 0.85		€ 0.85		€ 0.85

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive